Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Receivable [Abstract]
Disclosure of allowance for doubtful accounts [Table Text Block]
	March 31, 2023	March 31, 2022
Allowance for doubtful accounts, beginning of year	$44,579	$35,639
plus: new allowance recognized	139,370	44,579
less: allowance collected	(44,579)	(35,639)

Allowance for doubtful accounts, end of year	$139,370	$44,579